Significant Components of Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Depreciation and amortization		$ 255
Investment in affiliated companies, principally due to undistributed income	1,987	2,207
Capitalized software development costs	56	306
Deferred tax liabilities	$ 2,043	$ 2,768